Income Taxes - Details of Income Tax Expense (Benefit) Recognized in Profit (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense
Current year	₩ 512,123	₩ 361,237	₩ 277,264
Deferred tax expense (benefit)
Origination and reversal of temporary differences	(104,835)	(49,190)	123,458
Change in unrecognized deferred tax assets	(11,708)	72,678	9,804
Deferred tax expense (benefit)	(116,543)	23,488	133,262
Actual income tax expense	₩ 395,580	₩ 384,725	₩ 410,526